Segments and Geographic Information - Revenues, Expenses and Operating Income (Loss) by Market Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Total revenue	$ 1,963	$ 1,670	$ 5,200	$ 4,412	$ 6,147	$ 4,567
Operating expenses:
Total operating expenses	3,997	3,373	11,542	10,021	13,693	14,382
Operating income (loss):
Total operating income (loss)	(2,034)	(1,703)	(6,342)	(5,609)	(7,546)	(9,815)
Cosmeceutical Market [Member]
Revenues:
Total revenue	970	810	2,519	2,169	3,204	2,192
Operating expenses:
Total operating expenses	837	787	2,410	2,129	2,914	2,585
Operating income (loss):
Total operating income (loss)	133	23	109	40	290	(393)
Biomedical Market [Member]
Revenues:
Total revenue	993	860	2,681	2,243	2,943	2,375
Operating expenses:
Total operating expenses	702	686	2,065	1,821	2,579	2,691
Operating income (loss):
Total operating income (loss)	291	174	616	422	364	(316)
Therapeutic Market [Member]
Operating expenses:
Total operating expenses	2,458	1,900	7,067	6,071	8,200	9,106
Operating income (loss):
Total operating income (loss)	$ (2,458)	$ (1,900)	$ (7,067)	$ (6,071)	$ (8,200)	$ (9,106)